PRUDENTIAL MONEYMART ASSETS, INC.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

September 27, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Prudential MoneyMart Assets, Inc.
1933 Act File No.:  2-55301
1940 Act File No.:  811-2619

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 27, 2010.

If you have any questions concerning this filing, please contact the undersigned at 973-802-6469.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo